FINANCE RESULT	12 Months Ended
Dec. 31, 2023
FINANCE RESULT
FINANCE RESULT
22. FINANCE RESULT

Accounting policy:

Financial income consists of interest income on invested funds, dividends, gains in the fair value of financial assets measured at fair value through profit or loss, gains on remeasurement of any pre-existing interest in an acquisition in a business combination, gains on hedging instruments recognized in the results, and reclassifications of net gains previously recognized in other comprehensive income. Using the effective interest rate method, interest income is recorded as it is recognized in the results. Dividend income is recognized in the results on the date that the Company's right to receive payment is established, which is typically the ex-dividend date for listed securities.

Finance expenses consist of interest expenses on borrowings, settlement of discount provisions and deferrals, losses on the disposal of available-for-sale financial assets, dividends on preferred shares categorized as liabilities, losses on the fair value of financial assets at fair value through profit or loss contingent consideration and loss, impairment losses recognized in financial assets (other than accounts receivable), losses on hedging instruments that are recognized in income (loss) and reclassifications of net losses previously recognized in other comprehensive income.

The effective interest rate method is used to account for borrowing costs that are not directly attributable to the acquisition, construction, or production of an eligible asset.

Foreign exchange gains and losses on financial assets and liabilities are reported net as financial income or finance expense, based on whether net foreign currency fluctuations result in a gain or loss.

The details of financial income and expenses are as follows:

	12/31/2023	12/31/2022	12/31/2021
Cost of gross debt
Interest on debt (i)	(4,267,829)	(4,464,754)	(3,162,853)
Monetary and exchange rate variation (i)	1,921,632	549,682	(1,069,157)
Derivatives and fair value measurement (ii) (iii)	(2,684,111)	(4,203,149)	2,193,855
Amortization of borrowing costs	(64,588)	(244,344)	(341,034)
Guarantees and warranties	(38,773)	(41,505)	(52,082)
	(5,133,669)	(8,404,070)	(2,431,271)
Income from financial investments and exchange rate in cash and cash equivalents	2,057,369	1,788,477	600,894
Changes in fair value of investments in listed entities (iv)	(3,147,031)	3,385,047	—
	(1,089,662)	5,173,524	600,894

Cost of debt, net	(6,223,331)	(3,230,546)	(1,830,377)
Other charges and monetary variations
Interest on other receivables	450,478	355,634	411,394
Monetary variation of other financial assets	1,777	(1,405)	(372)
Monetary variation on leases and concessions agreements	(514,236)	(417,703)	(424,946)
Interest on leases	(444,850)	(374,177)	(407,972)
Interest on shareholders' equity	(46,212)	33,134	(8,288)
Interest on contingencies and contracts	(781,087)	(593,144)	(315,620)
Interest on sectoral assets and liabilities	(97,845)	(36,670)	—
Bank charges and other	(107,747)	(145,200)	(96,983)
Foreign exchange, net	(133,974)	(747,859)	115,607
	(1,673,696)	(1,927,390)	(727,180)

Financial result, net	(7,897,027)	(5,157,936)	(2,557,557)

Reconciliation
Finance expenses	(11,337,430)	(4,706,535)	(2,527,506)
Financial income	3,028,134	5,777,521	1,258,441
Exchange variation, net	1,777,438	260,746	(1,099,536)
Derivatives	(1,365,169)	(6,489,668)	(188,956)
Financial result, net	(7,897,027)	(5,157,936)	(2,557,557)

(i)	At December 31, 2023, the amount of interest for monetary variation and exchange variation of debts linked to the purchase of assets from Vale was R$599,515.
(ii)	At December 31, 2023, the cost of banking operations with derivatives was R$554,998.
(iii)	At December 31, 2023, the result with derivatives and fair value of the securities linked to the protection of the investment in Vale shares was R$880,795.
(iv)	The gross balance of the financial investment’s accrual in listed entities without effects of PIS and COFINS in the nine months ended December 31, 2023, is R$3,312,112.